Property, Plant and Equipment, Net - Schedule of Depreciation Expense Recorded In Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,802	$ 3,123	$ 12,289	$ 12,188
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation	249	0	556	0
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	130	874	1,348	9,333
Selling, general and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,423	$ 2,249	$ 10,385	$ 2,855